Offerings - Offering: 1	Sep. 03, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	28,942,098
Proposed Maximum Offering Price per Unit | $ / shares	17.39
Maximum Aggregate Offering Price	$ 503,303,084.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,506.15
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act, the shares of Class A common stock being registered hereunder include such indeterminate number of shares of Class A common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $17.39, which is the average of the high and low prices of the Class A common stock on August 31, 2026 on the Nasdaq Stock Market LLC.